Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 — Summary of Significant Accounting Policies
Basis of Presentation
The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or GAAP and are denominated in U.S. dollars.
Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries, the vast majority of which are wholly-owned. All intercompany transactions and balances have been eliminated in consolidation.
In December 2017, the Company entered into agreements with Union Investments and Development Limited (“Union”) to partner through a legal entity that is equally owned by the Company and Union for the purpose of acquiring specific land which the Company expects to use as the site for a new campus in Ra’anana, Israel. On January 2, 2018 the Company completed the acquisition of the land. Pursuant to the agreements between the Company and Union, as the Company has control over the construction and ongoing operations of the new campus, the new entity’s financial information is consolidated into the Company’s consolidated financial statements with the portion not owned classified as non-controlling
interests. The Company is obligated to distribute in the future the new entity’s earnings under certain conditions, in fiscal years 2020
,

2019
and 201
8
 the new entity had negligible earnings or losses and, therefore, an immaterial effect on consolidated financial statements of Amdocs Limited.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Reclassifications
From time to time, certain immaterial amounts in prior year financial statements may be reclassified to conform to the current year presentation.

Functional Currency
The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.
Accounts Receivable Factoring
From time to time, the Company uses
non-recourse
factoring arrangements, to sell accounts receivable to third-party financial institutions. The sale of the receivables in these arrangements are accounted for as a true sale.
Investments
The Company classifies all of its short-term interest-bearing investments as available-for-sale
securities. Such short-term interest-bearing investments consist primarily of bank deposits, money market funds and corporate bonds, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive income (loss)” in equity, unless a security is other than temporarily impaired. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive income (loss). The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered a credit loss. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first-in-first-out
(FIFO) method for determining the cost of securities.
Property and Equipment
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.
The Company capitalizes certain expenditures for software that is internally developed for use in the business, which is classified as computer equipment. Amortization of internal use software begins when the software is ready for service and continues on the straight-line method over the estimated useful life.
Th
e
Company capitalizes the expenditures related to the new campus in Israel, which are classified as building and land. Amortization will begin when the new campus is ready for use and will be amortized on the straight-line basis over the estimated useful life.
Leases
As discussed below under “
Adoption of New Accounting Standards”
, the Company adopted ASU
No. 2016-02,
“Leases”.
As a lessee, substantially all of the Company’s lease obligation is for office real estate. The significant judgments used in determining its lease obligation include whether a contract is or contains a lease and the determination of the discount rate used to calculate the lease liability. The Company’s leases may include the option to extend or terminate before the end of the contractual term and are often non-cancelable
or cancelable only by the payment of penalties.
The lease assets and liabilities include these options in the lease term when it is reasonably certain that they will be exercised. In certain cases, the Company subleases excess office real estate to third-party tenants in immaterial amounts. Lease assets and liabilities recognized at the lease commencement date are determined predominantly as the present value of the payments due over the lease term. Unless the implicit rate can be determined, the Company uses its incremental borrowing rate on that date to calculate the present value. The incremental borrowing rate approximates the rate at which the Company could borrow, on a secured basis for a similar term, an amount equal to its lease payments in a similar economic environment.
Effective October 1, 2019, when the Company is the lessee, all leases are recognized as lease liabilities and associated lease assets on the Consolidated Balance Sheet. Lease liabilities represent the Company’s obligation to make payments arising from the lease. Lease assets represent the Company’s right to use an underlying asset for the lease term and may also include advance payments, initial direct costs or lease incentives. Fixed and variable payments that depend upon an index or rate, such as the Consumer Price Index (CPI), are included in the recognition of lease assets and liabilities at the commencement-date rate. Other variable payments, such as common area maintenance, property and other taxes, utilities and insurance that are based on the lessor’s cost, are recognized in the Consolidated Income Statement in the period incurred. Operating lease expense is recorded on a straight-line basis over the lease term.
Goodwill, Intangible Assets and Long-Lived Assets
Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step
process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.
The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.
Other definite-life intangible assets consist primarily of core technology and customer relationships. Core technology acquired by the Company is amortized over its estimated useful life on a straight-line basis.

Some of the acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer relationships as compared to the straight-line method. All other acquired customer relationships are amortized over their estimated useful lives on a straight-line basis.
The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.
Comprehensive Income
Comprehensive income, net of related taxes where applicable, includes, in addition to net income:
(i) net change in fair value of
available-for-sale
securities;
(ii) net change in fair value of cash flow hedges; and
(iii) net actuarial gains and losses on defined benefit plans.
Treasury Stock
The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of equity.
Business Combinations
In accordance with business combinations accounting, assets acquired and liabilities assumed, as well as any contingent consideration that may be part of the acquisition agreement, are recorded at their respective fair values at the date of acquisition. For acquisitions that include contingent consideration, the fair value is estimated on the acquisition date as the present value of the expected contingent payments, determined using weighted probabilities of possible payments. The Company remeasures the fair value of the contingent consideration at each reporting period until the contingency is resolved. Except for measurement period adjustments, the changes in fair value are recognized in the consolidated statements of income. Any earn-out
which is not considered a contingent consideration is recognized as compensation expense over expected service period.
In accordance with business combinations accounting, the Company allocates the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, as well as to in-process
research and development based on their estimated fair values. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. As a result of the significant judgments that need to be made, the Company obtains the assistance of independent valuation firms. The Company completes these assessments as soon as practical after the closing dates. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.
Although the Company believes the assumptions and estimates of fair value it has made in the past have been reasonable and appropriate, they are based in part on historical experience and information obtained from the management of the acquired companies and are inherently uncertain and subject to refinement. Critical estimates in valuing certain assets acquired and liabilities assumed include but are not limited to: future expected cash flows from license and service sales, maintenance, customer contracts and acquired developed technologies, expected costs to develop the in-process
research and development into commercially viable products and estimated cash flows from the projects when completed and the acquired company’s brand awareness and discount rate. Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill, if the changes are related to conditions that existed at the time of the acquisition. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments, based on events that occurred subsequent to the acquisition date, are recorded in its consolidated statements of income.
The Company estimates the fair values of its services, hardware, software license and maintenance obligations assumed. The estimated fair values of these performance obligations are determined utilizing a cost build-up
approach. The cost
build-up
approach determines fair value by estimating the costs related to fulfilling the obligations plus a normal profit margin.
The Company may establish a valuation allowance for certain deferred tax assets and estimate the value of uncertain tax positions of a newly acquired entity. This process requires significant judgment and analysis.
Income Taxes
The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on enacted tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.
Deferred tax liabilities and assets are classified as noncurrent on the balance sheet. Deferred tax liabilities also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.
The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. See Note
11
 to the consolidated financial statements.
Revenue Recognition
The Company recognizes revenue under the five-step methodology required under ASC 606, which requires the Company to identify the contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified, and recognize revenue when (or as) each performance obligation is satisfied.
Revenue is recognized net of any revenue-based taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer (for example, sales, use and value added taxes).
The Company’s primary revenue categories, related performance obligations, and associated recognition patterns are as follows:
Revenue Recognition for projects
— The Company usually sells its software licenses as part of an overall solution offered to a customer including significant customization, modification, implementation and integration. Those services are deemed essential to the software. As a result, revenue related to these projects is recognized over time, usually based on a percentage that incurred labor effort to date bears to total projected labor effort. Incurred effort represents work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Revenue from customization, implementation, modification and integration services is also recognized over the course of the projects. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit. Significant judgment is required when estimating total labor effort and progress to completion on these arrangements, as well as whether a loss is expected to be incurred on the project.
As a significant portion of the Company’s revenue is satisfied over time as work progresses, the annual and quarterly operating results may be affected by the size and timing of the initiation of customer projects as well as the Company’s progress in completing such projects.
Revenue Recognition for subsequent license fee
— Subsequent license fee revenue is recognized when the customer has access to the license and the right to use and benefit from the license. In cases when the conditions require delivery, then delivery must have occurred for purposes of revenue recognition. Subsequent license fee is based on a customer’s subscriber level, transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.
Revenue Recognition for term-based license and perpetual license
— Revenue related to software solutions that do not require significant customization, implementation and modification are recognized upon delivery.
Revenue Recognition for maintenance
— Maintenance revenue is recognized ratably over the term of the maintenance agreement.
Revenue Recognition for ongoing services
— Revenue from ongoing support services is recognized as work is performed, revenue from other ongoing services is recognized over time as services are preformed, using one method of measuring performance such as time elapsed, output produced, volume of data processed or subscriber count that provides the most faithful depiction of the transfer of services.
Revenue Recognition for managed services arrangement
— Managed services arrangements include management of data center operations and IT infrastructure, application management and ongoing support, management of end-to-end
business processes, and managed transformation that includes both a transformation project as well as taking over managed services responsibility.
The revenue from managed services arrangement is recognized for each individual performance obligation according to its relevant revenue category, including but not limited to, revenue from the management of a customer’s operations, revenue from projects and revenue from ongoing support services.
Revenue from the management of a customer’s operations pursuant to managed services arrangements, is recognized over time as services are performed, using one method of measuring performance such as time elapsed, output produced, volume of data processed or subscriber count that provides the most faithful depiction of the transfer of services, pursuant to the specific contract terms of the managed services arrangement. Typically, managed services arrangements are long term in duration and are not subject to significant seasonality.

Revenue Recognition for third-party hardware and software
— Third-party hardware sales are recognized upon delivery or installation, and revenue from third-party software sales is recognized upon delivery. Maintenance revenue is recognized ratably over the term of the maintenance agreement Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company control the third-party hardware and software prior to fulfilling the performance obligation. In specific circumstances where the Company do not meet the above criteria, revenue is recognized on a net basis. In certain arrangements, the Company may earn revenue from other third-party services which is recorded at a gross amount as it controls the services before transferring them to the customer.
Arrangements with Multiple Performance Obligations
— Many of the Company’s agreements include multiple performance obligations. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation sold separately, historical actual pricing practices and geographies in which the Company offers its services in accordance with ASC 606. The determination of SSP requires the exercise of judgement. If a specific performance obligation is sold for a broad range of amounts (that is, the selling price is highly variable) or if the Company has not yet established a price for that good or service, and the good or service has not previously been sold on a standalone basis (that is, the selling price is uncertain), the Company applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective SSPs with any residual amount of transaction price allocated to the remaining specific performance obligation.
Billing terms and conditions generally vary by contract category. Amounts are typically billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones. In cases where timing of revenue recognition significantly differs from the timing of invoicing, the Company considers whether a significant financing component exists. The Company elected to use the practical expedient in assessing the financing component in contracts where the time between cash collection and performance is less than one year.
Accounts Receivable — Billed
— Billed accounts receivables include all outstanding invoices to customers, as well as amounts allowed to be billed according to contractual billing terms with customers.
Accounts Receivable — Unbilled
— Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual billing terms with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables and included in other noncurrent assets.
Deferred Revenue
— Deferred revenue represents billings to customers for which revenue has not yet been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue and included in other noncurrent liabilities.
Assets Recognized from the Costs to Obtain a Contract with a Customer
— Incremental costs of obtaining a contract (e.g., sales commissions) are capitalized and amortized on a pro-rata
basis over the contract period if the Company expects to recover those costs. Commissions on renewals are commensurate with the commission from the initial arrangement. Incremental costs of obtaining a contract include only those costs the Company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The Company has determined that certain sales commissions programs meet the requirements to be capitalized, which prior to the adoption of ASC 606, were previously expensed as incurred. Additionally, as a practical expedient, the Company expenses costs to obtain a contract as incurred if the amortization period would have been a year or less. The amortization of these costs is included in selling, general and administrative expenses in the Company’s consolidated statements of income.
In certain circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain direct costs incurred at the inception of the contract. These costs include expenses incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.
Cost of Revenue
Cost of revenue consists of all costs associated with providing software licenses and services to customers, third party hardware and software including identified losses on contracts. Estimated losses on contracts satisfied over time as work performed are recognized in the period in which the loss is identified.
Cost of revenue also includes costs of third-party products associated with selling third-party computer hardware and software products to customers and other third-party services, when the related revenue is recorded at the gross amount. Customers purchasing third-party products and services from the Company generally do so in conjunction with the purchase of the Company’s software and services.
Research and Development
Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed. Research and development costs are expensed as incurred.
Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.
Equity-Based Compensation
The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.
The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe and the rest of the world. Most of the Company’s customers are among the largest communications and media companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.
The Company evaluates accounts receivable to determine if they ultimately will be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. The allowance for doubtful accounts as of September 30, 2020 and 2019, was $23,419 and $36,121, respectively. As of September 30, 2020, the Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 22%, which was lower than its respective portion of total revenue. As of September 30, 2019, the Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 16%, which was lower than its respective portion of total revenue.
Earnings per Share
Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding and the effect of dilutive outstanding equity-based awards using the treasury stock method. The Company includes participating securities (unvested restricted shares that contain non-forfeitable
rights to dividends or dividend equivalents) in the computation of earnings per share
p
ursuant to the
two-class
method, which calculates earnings per share for common shares and participating securities.
Derivatives and Hedging
The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.
Recent Accounting Standards
In March 2020, the Financial Accounting Standards Board, or FASB, issued Accounting Standard Update, or ASU
No. 2020-04:
“
Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial
Reporting”.
The ASU provides temporary optional expedients and exceptions on certain contract modifications, hedge relationships and other transactions that reference London Inter-bank Offered Rate (“LIBOR”) or other reference rates expected to be discontinued due to the reference rate reform. This ASU is effective as of March 12, 2020 through December 31, 2022. The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.
In December 2019, the FASB issued Accounting Standard Update, or ASU
No. 2019-12:
“
Simplifying the Accounting for Income Taxes
”. The ASU simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This ASU will be effective for the Company on October 1, 2021, and early adoption is permitted. The Company currently expects that adoption of this ASU will not have a material impact on its consolidated financial statements.
In November 2018, the FASB, issued ASU
No. 2018-18
, “Collaborative Arrangements
”. The ASU clarifies the interaction between collaborative arrangements and the new revenue standards. This ASU will be effective for the Company on October 1, 2020. The Company currently expects that adoption of this ASU will not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-15
, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract”.
The ASU amends the definition of hosting arrangement and requires a customer in a hosting arrangement that is a service contract to capitalize certain implementation costs as if the arrangement was an internal-use
software project. This ASU will be effective for the Company on October 1, 2020. The Company currently expects that adoption of this ASU will not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13
, “Fair Value Measurement”.
The ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements. This ASU will be effective for the Company on October 1, 2020. The Company currently expects that adoption of this ASU may result in changes to its financial statements disclosure but will not have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-14,
“
Changes to the Disclosure Requirements for Defined Benefit Plans”
. The ASU makes minor changes to the disclosure requirement for employers that sponsor defined pension and/or other post-retirement benefit plans. This ASU will be effective for the Company on October 1, 2020. The Company expects that the adoption of this ASU will not have a material impact on its consolidated financial statements.
In August 2017, the FASB issued ASU
No. 2017-12,
“
Targeted Improvements to Accounting for Hedging Activities
”
. The ASU amends existing guidance to simplify the application of hedge accounting in certain situations and allows companies to better align their hedge accounting with their risk management activities. This ASU will be effective for the Company on October 1, 2020. The Company currently expects that adoption of this ASU will not have a material impact on its consolidated financial statements.
In January 2017, the FASB, issued an Accounting Standard Update, or ASU
No. 2017-04,
“Simplifying the Test for Goodwill Impairment”
. The ASU simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test. This ASU will be effective for the Company on October 1, 2020. The Company currently expects that adoption of this ASU will not have an impact on its consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
“
Measurement of Credit Losses on Financial Instruments
”
. The ASU which introduces an impairment model that is based on expected losses rather than incurred losses and will apply to financial assets subject to credit losses and measured at amortized cost, and certain off-balance
sheet credit exposures. This ASU will be effective for the Company on October 1, 2020. The Company currently expects that the adoption of this ASU will not have a material impact on its consolidated financial statements.
Adoption of New Accounting Standards
In February 2016, the FASB issued ASU
No. 2016-02,
“Leases”
. The ASU increases transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. The ASU requires reporting entities to recognize lease assets and lease liabilities on the balance sheet for most leases, including operating leases, with a term greater than twelve months. As of October 1, 2019, the Company adopted this ASU using the modified retrospective transition approach. Prior period amounts were not adjusted. The Company elected the package of practical expedients which does not require reassessment of prior conclusions related to identifying leases, lease classification or initial direct costs. The Company also elected the practical expedient not to separate non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease component for its real estate and vehicle leases. The adoption of this ASU did not have a material impact on its consolidated statement of income and on its consolidated statement of cash flow.
The impact of adopting this ASU on the Company’s Consolidated
Balance
Sheets
was as
follows
:

	Balance as of September 30, 2019	Adjustments due to ASC 842	Balance as of October 1, 2019
Balance Sheet:
Prepaid expenses and other current assets	$216,084	$(6,697)	$209,387
Lease assets	—	281,785	281,785
Other noncurrent assets	423,941	(2,755)	421,186
Accrued expenses and other current liabilities	(647,657)	3,553	(644,104)
Lease liabilities (current)	—	(63,351)	(63,351)
Lease liabilities (non-current)	—	(221,050)	(221,050)
Other noncurrent liabilities	(334,922)	8,515	(326,407)
See Note 16 to the consolidated financial statements for further details.
In June 2018, the FASB issued ASU
No. 2018-07,
“
Improvements to Nonemployee Share-Based Payment Accounting
”
. The ASU aligns the measurement and classification for share-based payments to nonemployees
with the guidance for share-based payments to employees, with certain exceptions. The Company prospectively adopted this ASU effective October 1, 2019. As of the date of the adoption there was no impact on the Company’s consolidated financial statements
.